UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06445

The Herzfeld Caribbean Basin Fund, Inc.

(Exact name of registrant as specified in charter)

119 Washington Avenue, Suite 504, Miami Beach FL  33139

(Address of principal executive offices) (Zip code)

THOMAS J. HERZFELD
119 Washington Avenue, Suite 504, Miami Beach FL  33139

(Name and address of agent for service)

Registrant's telephone number, including area code: 305-271-1900

Date of fiscal year end: 06/30/15

Date of reporting period: 09/30/14

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF September 30, 2014 (unaudited)

Shares or Principal Amount	Description	Market Value

	Common stocks – 99.16% of net assets

	Airlines – 9.31%
15,000	Avianca Holdings, SA Spon ADR	205,800
25,800	Copa Holdings, S.A.	2,768,082
3,215	ERA Group Inc.	69,926

	Banking and finance – 9.66%
19,280	Bancolombia, S.A.	1,093,562
42,300	Banco Latinoamericano de Exportaciones, S.A.	1,297,764
6,000	Popular Inc.	176,610
17,643	Evertec Inc.	394,145
3,844	W Holding Co. Inc.	--
12,000	Western Union	192,480

	Communications – 9.93%
44,690	America Movil, S.A.B. de C.V. ADR	1,126,188
71,200	America Movil, S.A.B. de C.V. Series A	88,534
209,144	America Movil, S.A.B. de C.V. Series L	263,644
8,000	Atlantic Tele-Network, Inc.	431,200
518,210	Fuego Enterprises Inc.	62,185
210,994	Grupo Radio Centro, S.A.B. de C.V. Series A	270,218
28,400	Grupo Televisa, S.A.B. ADR	962,192
10,030	Spanish Broadcasting System, Inc.	42,126

	Conglomerates and holdings companies – 0.05%
250,000	Admiralty Holding Company	--
70,348	BCB Holdings Ltd.	13,685
3,250	Shellshock Ltd. Ord.	3,583

	Construction and related – 10.29%
56,743	Cemex S.A.B. de C.V. ADR	739,929
62,754	Cemex S.A.B. de C.V. Series CPO	81,770
20	Ceramica Carabobo Class A ADR	--
67,100	Mastec, Inc.	2,054,602
4,000	Vulcan Materials	240,920
1,900	Martin Marietta Materials	244,986

	Consumer products and related manufacturing – 3.24%
327,290	Grupo Casa Saba, S.A.B. de C.V. ADR	--
12,300	Watsco Incorporated	1,060,014

	Food, beverages and tobacco – 13.38%
63,809	Chiquita Brands International Inc.	906,088
53,874	Cleanpath Resources Corp.	11
19,602	Coca Cola Femsa, S.A.B. de C.V. ADR	1,974,313
18,900	Fomento Economico Mexicano, S.A.B. de C.V. Series UBD	173,812
9,500	Fomento Economico Mexicano, S.A.B. de C.V. ADR	874,475
13,890	Fresh Del Monte Produce Inc.	443,091

	Housing – 4.83%
40,500	Lennar Corporation	1,572,615
6,100	Homex Development Corp.	6,039

SCHEDULE OF INVESTMENTS AS OF September 30, 2014 (unaudited) (continued)

Shares or Principal Amount	Description	Market Value

	Common stocks – 99.16% of net assets

	Investment companies – 0.11%
800	Latin American Discovery Fund, Inc.	10,481
1,451	Mexico Equity and Income Fund	23,898
70,348	Waterloo Investment Holdings Ltd	--

	Leisure – 15.42%
31,000	Carnival Corp.	1,245,270
36,443	Norwegian Cruise Line Holdings	1,312,677
26,000	Royal Caribbean Cruises Ltd.	1,749,540
19,467	Steiner Leisure Ltd.	731,765

	Mining – 4.22%
3,872	Grupo Mexico, S.A.B. de C.V. Series B	13,011
27,000	Freeport Mcmoran Copper	881,550
23,900	Tahoe Resources, Inc.	485,170

	Pulp and paper - 0.13%
18,300	Kimberly-Clark de Mexico, S.A.B. de C.V. Series A	43,181

	Railroad – 1.88%
5,500	Norfolk Southern Corporation	613,800

	Retail – 1.99%
1,270	Grupo Elektra, S.A.B. de C.V. Series CPO	35,923
1,000	Pricesmart, Inc.	85,640
210,222	Wal-Mart de Mexico, S.A.B. de C.V. Series V	529,067

	Service - 0.03%
700	Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B	9,032

	Trucking and marine freight – 7.32%
12,280	Grupo TMM, S.A.B. ADR	28,858
633	Seaboard Corporation	1,693,269
2,000	Seacor Holdings, Inc.	149,600
9,361	Teekay LNG Partners LP	407,765
36,000	Ultrapetrol Bahamas Ltd.	112,320

	Utilities – 6.27%
12,000	Caribbean Utilities Ltd. Class A	128,976
104,013	Consolidated Water, Inc.	1,214,872
700	Cuban Electric Company	--
40,500	Teco Energy Inc.	703,890

	Other – 1.10%
25,000	Geltech Solutions Inc.	8,750
4,420	Gusborne PLC	5,123
13,000	Impellam Group	108,536
55,921	Margo Caribe, Inc.	237,664
895	Siderurgica Venezolana Sivensa, S.A. ADR	--
79	Siderurgica Venezolana Sivensa, S.A. Series B	--

Total common stocks – 99.16% (cost $29,267,506)		32,404,218

SCHEDULE OF INVESTMENTS AS OF September 30, 2014 (unaudited) (continued)

Shares or Principal Amount	Description	Market Value

	Bonds – 0.00% of net assets

165,000	Republic of Cuba - 4.5%, 1977 - in default (cost $63,038)	--

Other assets less liabilities – 0.84% of net assets		$273,426

Net assets - 100% (applicable to 3,713,071 shares; equivalent to $8.80 per share)		$32,677,644

Security Valuation

The Herzfeld Caribbean Basin Fund, Inc. (the “Fund”) records its investments in securities at fair value. Under generally accepted accounting principles (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:	quoted prices in active markets for identical investments
Level 2:	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market or Capital Market) are stated at the last reported sales price on the day of valuation (or at the NASDAQ official closing price); other securities traded in the over-the-counter market and listed securities for which no sale was reported on the date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

The following table summarizes the classification of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets (at fair value)
Common Stocks	$32,130,417	$273,801	$0	$32,404,218
Bonds	0	0	0	0
Total Investments in securities	$32,130,417	$273,801	$0	$32,404,218

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used to determine fair value:

Investments in Securities at Fair Value Balance June 30, 2014	$146

Unrealized gain/(loss)	0
Purchases	0
Sales	(0)
Transfers into Level 3	0
Transfers out of Level 3	(0)

Balance September 30, 2014	$0

Unrealized Appreciation/(Depreciation)

As of September 30, 2014, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/(Depreciation)
$29,499,127	$6,571,342	$(3,666,251)	$2,905,091

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive and principal financial Officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.

By	/s/ Thomas J. Herzfeld
Thomas J. Herzfeld Chairman and President
Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Herzfeld
Thomas J. Herzfeld Chairman and President
Date:	November 24, 2014

By	/s/ Reanna Lee
Reanna Lee Treasurer
Date:	November 24, 2014